Accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of accounting policies [abstract]
Reconciliation Net Result under IFRS-EU and IFRS-IASB
Reconciliation net result under IFRS-EU and IFRS-IASB
	Net result
	2018	2017	2016
In accordance with IFRS-EU	4,703	4,905	4,651
Adjustment of the EU IAS 39 carve-out	148	817	411
Tax effect of the adjustment 1)	–90	–258	–87
Effect of adjustment after tax	58	559	324

In accordance with IFRS-IASB (attributable to the equityholders of the parent)	4,761	5,464	4,975
Non-controlling interests	108	82	75
In accordance with IFRS-IASB Total net result	4,869	5,546	5,050
1) 2018 includes the effect of change in tax rate.

Reconciliation Shareholders' Equity under IFRS-EU and IFRS-IASB
Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB
	Total Equity
	2018	2017	2016
In accordance with IFRS-EU	50,932	50,406	49,793
Adjustment of the EU IAS 39 carve-out	–2,460	–2,655	–3,472
Tax effect of the adjustment	577	678	936
Effect of adjustment after tax	–1,883	–1,977	–2,536

Shareholders’ equity	49,049	48,429	47,257
Non-controlling interests	803	715	606
In accordance with IFRS-IASB Total Equity	49,851	49,144	47,863

Reconciliation of carrying amounts of financial assets and financial liabilities on initial application of IFRS 9
Reconciliation of carrying amounts on the date of initial application of IFRS 9
In EUR million	Ref	IAS 39	Reclassfication[1]	Remeasurement	IFRS 9
Cash and balances with central banks		21,989	3		21,992
Loans and advances to banks		28,811	–122	2	28,691
Trading assets	E	116,748	–51,264		65,484
Non-trading derivatives		2,231	577		2,808
Loans and advances at FVPL	C, E	2,500	54,082	31	56,613
Debt securities at FVPL	C	1,738	1,497	–96	3,139
Equity securities at FVPL	D	4	184	16	204
Available-for-sale	A, C, D	69,730	–69,730
Debt securities at FVOCI	A		30,459	–22	30,437
Equity securities at FVOCI	D		3,800		3,800
Loans and advances at FVOCI	B		3,073	291	3,364
Securities at AC	A, C	9,343	39,967	–830	48,480
Loans and advances to customers	B. C	571,909	–8,306	–761	562,842
Other assets (financial and non-financial)		18,875	–4,220	284	14,939
Total assets		843,878	–	–1,085	842,793

Deposits from banks		36,821	108		36,929
Customer deposits		539,828	53		539,881
Trading liabilities	E	73,596	–35,362		38,234
Non-trading derivatives		2,331	326		2,657
Financial liabilities designated at FVPL	E	11,215	37,264		48,479
Other liabilities (financial and non-financial)		18,889	–3,370	–77	15,442
Debt securities in issue		96,086	740		96,826
Subordinated loans		15,968	241		16,209
Total liabilities		794,734	–	–77	794,657
Shareholders'equity (parent)		48,429		–993	47,435
Non-controlling interest		715		–15	700
Total equity		49,144		–1,008	48,136
Total liabilities and equity		843,878	–	–1,085	842,793
1 Includes the reclassification of accrued interest from other assets and other liabilities to the corresponding balance sheet item of the host contract.

Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Reconciliation of Impairment Allowance in Accordance with IAS 39 to Opening ECL Allowance in Accordance with IFRS 9
Reconciliation of impairment allowance
in EUR millionAllowance on;	(IAS 39 / IAS 37)	Reclassfication	Remeasurement	(IFRS 9)
Loans and advances to banks	8		-2	6
AFS/HTM debt investment securities and under IAS 39 reclassified to AC under IFRS 9			5	5
Loans and advances to customers	4,515	-8	761	5,269
AFS debt securities under IAS 39/financial assets at FVOCI under IFRS 9			20	20
Loans and advances to customers under IAS 39/ Loans and advances to customers at FVOCI under IFRS 9		8		8
Loan commitments and financial guarantee contracts issued¹	105		11	116
Total	4,628	0	795	5,423

¹ Includes IAS 37 provisions on loan commiments and financial guarantees issued

Expected Credit Losses Per Stage as at 1 January 2018
IFRS 9 transition impact impairments as at 1 January 2018¹
in EUR million	IAS 39 LLP	IFRS 9 impairment stages	IFRS 9 ECL increase	IFRS9 ECL
Incurred but Not Reported (IBNR)	726	Stage 1-12 month ECL	81	438
	0	Stage 2 – Lifetime ECL	586	955
Individually assessed provisions	3,902	Stage 3 – Lifetime ECL	128	4,030
Total	4,628	Total	795	5,423

1 Includes provisions for contingent liabilities.

Expected credit losses loans and advances to customers per stage
Expected credit Losses Loans and advances to customers per stage as at 1 January 2018
in EUR million	Carrying amount	ECL
Stage 1; 12-month ECL	512,355	402
Stage 2; Lifetime ECL not credit impaired	43,836	952
Stage 3; Lifetime ECL credit impaired	11,920	3,915
Total	568,111	5,269

Disclosure of Impact (Net of Tax) of Transition to IFRS 9 on Reserves and Retained Earnings
Impact (net of tax) of transition to IFRS 9 on reserves and retained earnings
in EUR million	Impact of adopting IFRS 9 at 1 January 2018
Liability credit reserve
Closing balance under IAS 39 (31 December 2017)
Reclassification of own credit risk for financial liabilities designated as at FVPL¹	-190
Opening balance under IFRS 9 (1 January 2018)	-190
Fair value reserve
Closing balance under IAS 39 (31 December 2017)	3,650
Reclassification of investment securities (debt) from available-for-sale to amortised cost	-568
Reclassification of investment securities (equity) from available-for-sale to FVPL	-42
Reclassification of loans and advances to debt instruments at FVOCI	225
Opening balance under IFRS 9 (1 January 2018)	3,265
Share of associates, joint venture and other reserve
Closing balance under IAS 39 (31 December 2017)	2,527
Impact of application of IFRS 9	-28
Opening balance under IFRS 9 (1 January 2018)	2,499
Retained earnings
Closing balance under IAS 39 (31 December 2017)	27,022
Reclassifications under IFRS 9¹	182
Recognition of expected credit losses under IFRS 9 (including lease receivables, loan commitments and financial guarantee contracts)	-572
Opening balance under IFRS 9 (1 January 2018)	26,632

1 Net amount of reclassifications to retained earnings, to and from fair value reserves and to liability credit reserves, due to changes in classification and measurement

Impact on shareholder's equity IFRS 9
Impact (net of tax) of adopting IFRS 9 on 1 January 2018
	Impact on shareholders'equity (in EUR billion)	Impact on FL CET1 ratio (in %-point) ¹
Loan Loss provisions	-0.6
Investment portfolio	-0.6
Mortgages held in HTC&S portfolio	0.2
Total impact	-1.0	-0.2
1 Shareholders' equity is based on IFRS-EU

Classification and measurement of financial assets and financial liabilities on the date of initial application of IFRS 9
Classification and measurement of financial assets and financial liabilities on the date of initial application of IFRS 9 as at 1 January 2018
in EUR million2017 classification	Note	Orignal measurement under IAS 39	Orignal carrying amount under IAS 39	New carrying amount under IFRS 9[1]	New measurement under IFRS 9	2018 classification

Cash and balances with central banks	2	Amortised cost	21,989	21,992	Amortised cost	Cash and balances with central banks
Loans and advances to banks	3	Amortised cost	28,811	28,691	Amortised cost	Loans and advances to banks
Financial assets at FVTPL	4					Financial assets at FVPL
- trading assets		FVTPL	116,748	65,484	FVTPL (mandatorily)	trading assets
- non-trading derivatives		FVTPL	2,231	2,808	FVTPL (mandatorily)	non-trading derivatives
- other financial assets at FVTPL		FVTPL	4,242	2,162	FVTPL (designated)	other financial assets at FVTPL
				57,795	FVTPL (mandatorily)	other financial assets at FVTPL
Investments2 - equity securities (AFS)		FVOCI	3,983	n/a
- debt securities (AFS)		FVOCI	65,747	n/a
- debt securities (HTM)		Amortised cost	9,343	n/a
	5					Financial assets at FVOCI
			n/a	30,437	FVOCI	debt securities
			n/a	3,800	FVOCI (designated)	equity securities
			n/a	3,364	FVOCI	loans and advances
	6		n/a	48,480	Amortised cost	Securities at amortised cost
Loans and advances to customers	7	Amortised cost	571,909	562,842	Amortised cost	Loans and advances to customers
Other assets	11	Amortised cost	18,875	14,939	Amortised cost	Other assets
Total assets			843,878	842,794		Total assets

Deposits from banks	13	Amortised cost	36,821	36,929	Amortised cost	Deposits from banks
Customer deposits	14	Amortised cost	539,828	539,881	Amortised cost	Customer deposits
Financial liabilities at FVTPL	15					Financial liabilities at FVTPL
- trading liabilities		FVTPL	73,596	38,234	FVTPL	trading liabilities
- non-trading derivatives		FVTPL	2,331	2,657	FVTPL	non-trading derivatives
- other financial liabilities at FVTPL		FVTPL	11,215	48,479	FVTPL (designated)	other financial liabilities at FVTPL
Other liabilities	17	Amortised cost	18,889	15,442	Amortised cost	Other liabilities
Debt securities in issue	18	Amortised cost	96,086	96,826	Amortised cost	Debt securities in issue
Subordinated loans	19	Amortised cost	15,968	16,209	Amortised cost	Subordinated loans
Total liabilities			794,734	794,657		Total liabilities

  Includes the reclassification of accrued interest from other assets and other liabilities to the corresponding balance sheet item of the host contract.
  Investments represented all securities other than those measured at FVPL under IAS 39. Under IFRS 9 these Investments are classified as Financial Assets at FVOCI or Securities at amortised cost.

Financial liabilities at amortised cost, category [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Reconciliation of carrying amounts of financial liabilities on the date of initial application of IFRS 9
Reconciliation and remeasurement of financial liabilities at AC
Financial liabilities at AC -in EUR million	IAS 39 carrying amount 31 December 2017	Reclassfication¹	Remeasurement	IFRS 9 carrying amount 1 January 2018

Deposits from banks	36,821	108		36,929
Customer deposits	539,828	53		539,881
Other liabilities	18,889	–3,370	–77	15,442
Debt securities in issue	96,086	740		96,826
Subordinated loans	15,968	241		16,209
Total financial liabilities at AC	707,592	–2,228	–77	705,287
¹ Includes the reclassification of accrued interest from other liabilities to the corresponding balance sheet item of the host contract

Financial liabilities designated at fair value through profit or loss [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Reconciliation of carrying amounts of financial liabilities on the date of initial application of IFRS 9
Reconciliation and remeasurement of financial liabilities at FVPL
Financial liabilities at fair value through profit or loss - in EUR million	IAS 39	Reclassfication¹	Remeasurement	IFRS 9

Trading liabilities
Carrying amount 31 December 2017	73,596			73,596
- To Financial liabilities designated at FVPL		–37,161		–37,161
- From Other liabilities		1,799		1,799
Carrying amount 1 January 2018	73,596	–35,362		38,234
Non-trading derivatives
Carrying amount 31 December 2017	2,331			2,331
- From Other liabilities		326		326
Carrying amount 1 January 2018	2,331	326		2,657
Financial liabilities designated at FVPL
Carrying amount 31 December 2017	11,215			11,215
- From Trading liabilities		37,161		37,161
- From Other liabilities		103		103
Carrying amount 1 January 2018	11,215	37,264		48,479
Total financial liabilities at FVPL	87,142	2,228		89,370
¹ Includes the reclassifiaction of accrued interest from other liabilities to the corresponding balance sheet item of the host contract

Financial assets at amortised cost, category [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Reconciliation of carrying amounts of financial assets on the date of initial application of IFRS 9
Reconciliation and remeasurement of financial assets at AC
Financial assets at AC - in EUR million	IAS 39	Reclassfication¹	Remeasurement	IFRS 9
Cash and balances with central banks
Carrying amount 31 December 2017	21,989			21,989
- From Other assets		3		3
Carrying amount 1 January 2018	21,989	3		21,992
Loans and advances from banks
Carrying amount 31 December 2017	28,811			28,811
- To Securities at AC		–264		–264
- From Other assets		142		142
- Recognition of expected credit losses			2	2
Carrying amount 1 January 2018	28,811	-122	2	28,691
Securities at AC
Carrying amount 31 December 2017	9,343			9,343
- From Loans and advances to banks		264		264
- From Loans and advances to customers		5,099		5,099
- From Available for sale		34,980	–825	34,155
- To Financial assets at FVPL		–753		–753
- From Other assets		377		377
- Recognition of expected credit losses			–5	–5
Carrying amount 1 January 2018	9,343	39,967	-830	48,480
Loans and advances to customers
Carrying amount 31 December 2017	571,909			571,909
- To Securities at AC		–5,099		–5,099
- To Financial assets at FVOCI		–3,060		–3,060
- To Financial assets at FVPL		–1,349		–1,349
- From Other assets		1,202		1,202
- Recognition of expected credit losses			–761	–761
Carrying amount 1 January 2018	571,909	-8,306	-761	562,842
Other financial assets
Carrying amount 31 December 2017	18,875			18,875
- To Loans and advances from banks		–146		–146
- To Financial assets at FVPL		–2,056		–2,056
- To Financial assets at FVOCI		–439		–439
- To Securities at AC		–377		–377
- To Loans and advances to customers		–1,202		–1,202
- Other financial assets			284	284
Carrying amount 1 January 2018	18,875	-4,220	284	14,939
Total financial assets at AC	650,927	27,322	-1,305	676,944
¹ Includes the reclassification of accrued interest from other assets to the corresponding balance sheet item of the host contract

Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Reconciliation of carrying amounts of financial assets on the date of initial application of IFRS 9
Reconciliation and remeasurement of financial assets at FVPL
Financial assets at fair value through profit or loss - in EUR million	IAS 39	Reclassfication¹	Remeasurement	IFRS 9
Trading assets
Carrying amount 31 December 2017	116,748			116,748
- From Other Assets		1,466		1,466
- To Loans and advances at FVPL		–52,730		–52,730
Carrying amount 1 January 2018	116,748	-51,264		65,484
Non-trading derivatives
- Opening balance	2,231			2,231
- From Other Assets		577		577
Carrying amount 1 January 2018	2,231	577		2,808
Loans and advances at FVPL
Carrying amount 31 December 2017	2,500			2,500
- From Trading assets		52,730		52,730
- From Loans and advances to customers		1,348	31	1,379
- From Other Assets		4		4
Carrying amount 1 January 2018	2,500	54,082	31	56,613
Debt securities at FVPL
Carrying amount 31 December 2017	1,738			1,738
- From Available-for-sale		735		735
- From AC		753	–96	657
- From Other Assets		9		9
Carrying amount 1 January 2018	1,738	1,497	-96	3,139
Equity securities at FVPL
Carrying amount 31 December 2017	4			4
- From Available-for-sale		184	16	200
Carrying amount 1 January 2018	4	184	16	204
Total financial assets FVPL	123,221	5,076	-49	128,248
¹ Includes the reclassifiaction of accrued interest from other assets to the corresponding balance sheet item of the host contract

Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [line items]
Reconciliation of carrying amounts of financial assets on the date of initial application of IFRS 9
Reconciliation and remeasurment of financial assets at FVOCI
Financial assets at FVOCI - in EUR million	IAS 39	Reclassfication¹	Remeasurement	IFRS 9

Available-for-sale
Carrying amount 31 December 2017	69,730			69,730
- To Equity securities at FVOCI		–3,800		–3,800
- To Debt securities at FVOCI		–30,033		–30,033
- To Equity securities at FVPL		–183		–183
- To Debt securities at FVPL		–735		–735
- To Securities at AC		–34,979		–34,979
Carrying amount 1 January 2018	69,730	–69,730		0
Debt securities at FVOCI
Carrying amount 31 December 2017
- From Available-for-sale		30,033	–2	30,031
- From Other Assets		426		426
- Recognition of expected credit losses			–20	–20
Carrying amount 1 January 2018	0	30,459	-22	30,437
Equity securities at FVOCI
Carrying amount 31 December 2017
- From Available-for-sale		3,800		3,800
Carrying amount 1 January 2018		3,800		3,800
Loans and advances at FVOCI
Carrying amount 31 December 2017
- From Loans and advances to customers		3,059	291	3,350
- From Other Assets		14		14
Carrying amount 1 January 2018	0	3,073	291	3,364
Total financial assets at FVOCI	69,730	-32,398	269	37,601
¹ Includes the reclassification of accrued interest from other assets to the corresponding balance sheet item of the host contract